Long Term Debt - Obligations (Table) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Debt Instruments [Abstract]
December 31, 2016	$ 2,050
December 31, 2017	2,050
December 31, 2018	2,050
December 31, 2019	2,050
December 31, 2020	195,775
Total	$ 203,975